Earnings per Share - Summary of Calculations of Earnings per Share (Detail) - USD ($) $ / shares in Units, shares in Thousands, $ in Millions	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Earnings per share [abstract]
Weighted-average number of shares outstanding	44,125,288	45,393,602	45,569,180
Effect of dilutive instruments – mandatorily convertible securities (note 17.2)			708,153
Weighted-average number of shares — basic	44,125,288	45,393,602	46,277,333
Effect of dilutive instruments — share-based compensation (note 22)	745,163	470,985	316,970
Effect of potentially dilutive instruments — optionally convertible securities (note 17.2)		1,457,554	1,420,437
Weighted-average number of shares — diluted	44,870,451	47,322,141	48,014,740
Net income (loss) from continuing operations	$ (1,326)	$ 91	$ 493
Less: non-controlling interest net income (loss)	21	36	42
Controlling interest net income (loss) from continuing operations	(1,347)	55	451
Plus: after tax interest expense on mandatorily convertible securities		1	3
Controlling interest net income from (loss) continuing operations - for basic earnings per share calculations	(1,347)	56	454
Plus: after tax interest expense on optionally convertible securities	4	18	23
Controlling interest net income from (loss) continuing operations - for diluted earnings per share calculations	(1,343)	74	477
Net income from (loss) discontinued operations	$ (120)	$ 88	$ 77
Basic earnings per share
Controlling interest basic earnings (loss) per share	$ (0.0332)	$ 0.0031	$ 0.0114
Controlling interest basic earnings (loss) per share from continuing operations	(0.0305)	0.0012	0.0098
Controlling interest basic earnings (loss) per share from discontinued operations	(0.0027)	0.0019	0.0016
Diluted earnings per share
Controlling interest diluted earnings (loss) per share	(0.0332)	0.0031	0.0114
Controlling interest diluted earnings (loss) per share from continuing operations	(0.0305)	0.0012	0.0098
Controlling interest diluted (loss) earnings per share from discontinued operations	$ (0.0027)	$ 0.0019	$ 0.0016